Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Property And Equipment Estimated Useful Lives

The estimated useful life of the different groups of property and equipment is as follows:

Asset Classification	Estimated useful life (in years)
Leasehold improvements	5 - 13
Laboratory equipment	1 - 14
Office and computer equipment	1 - 15